SEMI-ANNUAL REPORT









                                     [LOGO]

                            NASDAQ 100 INDEX FUND

                            ------------------------

                            MAY 31, 2001 (Unaudited)










                                                             [LOGO]

                                                   RANSON & ASSOCIATES, INC.

                                     [LOGO]

                              NASDAQ 100 INDEX FUND



                               SEMI-ANNUAL REPORT


                                  July 24, 2001

Dear Fellow Shareholders,

The Federal Reserve continues to take an aggressive stance on monetary policy having lowered short-term interest rates six times since January.
Unfortunately, the effects of these actions have yet to be reflected in the economy and more importantly, the stock market. The market's performance in the first six months of 2001 has been a continuation of its performance in the previous year, with continued "softness" in the technology sectors.

There is, we believe, reason for some optimism at this point. The Nasdaq-100 Indexr had its first positive quarter ending June 30 out of the last six quarters. There is mounting sentiment that the Federal Reserve's rate reductions may soon be having a positive effect on the overall economy. Along with that, lower energy prices, a lack of inflation and current stock valuations have historically proven to be an important catalyst towards higher stock prices.

We strongly believe that indexing and a long-term commitment may provide the kind of returns investors expect. History indicates that the stock market has had limited periods of negative returns and that these negative returns have been followed by higher returns for those willing to persevere.

As always, we thank you for being a Nasdaq 100 Index Fund shareholder.

                                   Sincerely,


                                    /s/ Alex R. Meitzner
                                   ----------------------------

                                   Alex R. Meitzner
                                   Fund Manager and
                                   Chairman of the Board



The Nasdaq-100 Indexr and Nasdaqr are registered marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by Ranson & Associates, Inc. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not sponsored, endorsed, sold, promoted by, nor affiliated with, the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            MAY 31, 2001 (UNAUDITED)


      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

                    COMMON STOCKS                              99.53%
     11,000         Microsoft Corp.*                                      $  760,980
     14,100         Intel Corp.                                              380,841
      5,400         QUALCOMM Inc.*                                           327,996
     15,400         Cisco Systems, Inc.*                                     296,604
     13,900         Oracle Corp.*                                            212,670
      2,900         Amgen Inc.*                                              192,502
      2,400         VERITAS Software Corp.*                                  158,184
      8,500         Sun Microsystems, Inc.*                                  139,995
      5,700         Dell Computer Corp.*                                     138,852
      2,700         Maxim Integrated Products, Inc.*                         137,754
      3,000         Siebel Systems, Inc.*                                    136,080
      8,000         JDS Uniphase Corp.*                                      133,680
      2,500         Applied Materials, Inc.*                                 124,825
      2,300         CIENA Corp.*                                             124,545
      2,500         Linear Technology Corp.                                  120,000
      6,200         WorldCom, Inc.*                                          110,608
      2,700         Comcast Corp., Class A*                                  110,592
      2,600         Xilinx, Inc.*                                            107,250
      2,400         PeopleSoft, Inc.*                                         96,840
      2,600         Gemstar-TV Guide International, Inc.*                     94,562
      5,600         Nextel Communications, Inc., Class A*                     89,152
      1,600         Chiron Corp.*                                             82,512
      1,600         Concord EFS, Inc.*                                        81,120
      2,100         Paychex, Inc.                                             80,703
      3,300         Altera Corp.*                                             79,200
      3,000         Flextronics International Ltd.*                           75,690
      1,400         Check Point Software Technologies Ltd.*                   75,404
      2,100         BEA Systems, Inc.*                                        75,348
        700         Genzyme Corp.*                                            74,858
      1,200         eBay Inc.*                                                72,624
      4,400         Immunex Corp.*                                            69,520
      2,300         Bed Bath & Beyond Inc.*                                   68,011
      1,300         KLA-Tencor Corp.*                                         67,106
      1,100         Biogen, Inc.*                                             66,341
      1,400         Biomet, Inc.                                              62,538
      1,100         VeriSign, Inc.*                                           62,150
      3,100         Starbucks Corp.*                                          60,512
      1,000         Comverse Technology, Inc.*                                58,000
      2,900         Apple Computer, Inc.*                                     57,855
      1,200         Cintas Corp.                                              55,968


                                                Nasdaq 100 Index Fund          1

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)

      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

      1,400         MedImmune, Inc.*                                      $   55,818
      1,400         Adobe Systems Inc.                                        55,678
        900         IDEC Pharmaceuticals Corp.*                               55,440
      1,400         Brocade Communications Systems, Inc.*                     54,600
      1,400         Costco Wholesale Corp.*                                   54,474
      2,100         USA Networks, Inc.*                                       54,306
      2,000         Sanmina Corp.*                                            54,120
      1,400         Millennium Pharmaceuticals, Inc.*                         53,438
      1,600         Intuit Inc.*                                              51,296
      1,200         Juniper Networks, Inc.*                                   51,036
      2,500         i2 Technologies, Inc.*                                    50,200
        900         Fiserv, Inc.*                                             49,599
      1,400         Tellabs, Inc.*                                            47,614
        800         Electronic Arts Inc.*                                     47,112
        700         Human Genome Sciences, Inc.*                              46,445
      1,200         PanAmSat Corp.*                                           45,180
      5,800         ADC Telecommunications, Inc.*                             44,544
        900         Novellus Systems, Inc.*                                   43,110
      1,400         EchoStar Communications Corp., Clss A*                    42,826
        500         NVIDIA Corp.*                                             42,805
        700         TMP Worldwide Inc.*                                       40,789
      1,000         Adelphia Communications Corp.*                            38,280
      2,100         Applied Micro Circuits Corp.*                             37,947
      2,000         Network Appliance, Inc.*                                  37,200
      5,700         Ericsson LM Telephone Co. ADR                             36,480
      1,100         PMC-Sierra, Inc.*                                         34,430
      1,000         Broadcom Corp.*                                           33,260
      1,300         Citrix Systems, Inc.*                                     31,070
        600         QLogic Corp.*                                             30,606
      1,200         Vitesse Semiconductor Corp.*                              29,652
        500         Mercury Interactive Corp.*                                29,620
      1,600         Yahoo! Inc.*                                              28,976
      1,200         Rational Software Corp.*                                  28,920
      1,100         RF Micro Devices, Inc.*                                   28,688
      3,400         Exodus Communications, Inc.*                              26,962
      2,200         Parametric Technology Corp.*                              26,180
      1,800         Staples, Inc.*                                            26,100
        500         PACCAR Inc.                                               24,010
      1,400         Amazon.com, Inc.*                                         23,366


2          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)


      NUMBER
      OF SHARES                                                              VALUE
      ------------------------------------------------------------------------------

      2,100         Atmel Corp.*                                          $   23,310
        600         Molex Inc.                                                21,072
      1,400         Smurfit-Stone Container Corp.*                            20,958
        500         Abgenix, Inc.*                                            19,930
      3,200         Palm, Inc.*                                               18,016
      1,500         Level 3 Communications, Inc.*                             16,800
      1,400         Compuware Corp.*                                          15,442
      3,500         Metromedia Fiber Network, Inc., Class A*                  14,070
        600         Microchip Technology Inc.*                                13,770
      1,600         Conexant Systems, Inc.*                                   13,568
      2,800         McLeodUSA Inc., Class A*                                  12,908
      1,700         BroadVision, Inc.*                                        10,727
      2,300         Novell, Inc.*                                             10,419
        900         CNET Networks, Inc.*                                       9,918
        900         RealNetworks,Inc.*                                         9,909
      2,200         CMGI Inc.*                                                 9,240
      1,400         Ariba, Inc.*                                               7,994
        700         Inktomi Corp.*                                             7,000
      1,500         At Home Corp.*                                             6,270
      1,000         3Com Corp.*                                                5,560
      1,800         XO Communications, Inc.*                                   5,238
                                                                          ----------

                    Total Common Stocks                                    7,184,268
                    (cost $11,144,516)                                    ----------

      PRINCIPAL
        AMOUNT
      ---------
                    SHORT-TERM INVESTMENTS                      0.86%
      $62,507       UMB Bank, n.a.
                    Money Market Fiduciary                                    62,507
                                                                          ----------

                    Total Short-Term Investments                              62,507
                    (cost $62,507)                                        ----------


                    TOTAL INVESTMENTS                         100.39%      7,246,775
                    (cost $11,207,023)

                    Liabilities less Other Assets             (0.39)%        (28,416)
                                                                          ----------

                    NET ASSETS                                100.00%     $7,218,359
                                                                          ==========


                                                Nasdaq 100 Index Fund          3


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)

        As of May 31, 2001, the Nasdaq 100 Index Fund's investment concentration, excluding short-term investments, by industry was as follows:

             Auto Manufacturers                      0.33%
             Biotechnology                           8.92
             Commercial Services                     2.25
             Computers                               7.90
             Electrical Components & Equipment       0.29
             Electronics                             1.81
             Healthcare-Products                     0.87
             Internet                                6.15
             Media                                   4.14
             Packaging & Containers                  0.29
             Pharmaceuticals                         1.06
             Retail                                  2.91
             Semiconductors                         18.37
             Software                               22.65
             Telecommunications                     21.28
             Textiles                                0.78
                                                   -------

                 TOTAL                             100.00%
                                                   =======




* Non-income producing



                       See notes to financial statements.


4          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            MAY 31, 2001 (UNAUDITED)

ASSETS:
   Investments, at value (cost $11,207,023)                                     $ 7,246,775
   Receivable for securities sold                                                   298,900
   Receivable from investment advisor                                                14,108
   Receivable for fund shares sold                                                    5,915
   Interest and dividends receivable                                                    574
   Prepaid expenses and other assets                                                 39,052
                                                                                -----------

      Total Assets                                                                7,605,324
                                                                                -----------

LIABILITIES:
   Payable for securities purchased                                                 335,615
   Payable for fund shares redeemed                                                   9,572
   Accrued distribution fees                                                          3,914
   Other accrued expenses and other liabilities                                      37,864
                                                                                -----------

      Total Liabilities                                                             386,965
                                                                                -----------

   NET ASSETS                                                                   $ 7,218,359
                                                                                ===========

NET ASSETS CONSIST OF:
   Capital stock                                                                $13,058,311
   Accumulated net realized loss on investments                                  (1,879,704)
   Net unrealized depreciation on investments                                    (3,960,248)
                                                                                -----------

      Net Assets                                                                $ 7,218,359
                                                                                ===========

CLASS A SHARES:
   Net assets                                                                   $ 3,798,749
   Shares outstanding (no par value, unlimited shares authorized)                   679,496
   Net asset value and redemption price per share (net assets/shares
      outstanding)                                                              $      5.59
                                                                                ===========
   Maximum offering price per share (net asset value, plus 2.56% of
      net asset value or 2.50% of offering price)                               $      5.73
                                                                                ===========

CLASS C SHARES:
   Net assets                                                                   $ 3,419,610
   Shares outstanding (no par value, unlimited shares authorized)                   634,149
   Net asset value, redemption price (subject to contingent deferred sales charge) and offering price per share (net assets/shares
      outstanding)                                                              $      5.39
                                                                                ===========


                       See notes to financial statements.


                                                Nasdaq 100 Index Fund          5


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                     $     1,286
   Dividends                                                                          2,241
                                                                                -----------

     Total Investment Income                                                          3,527
                                                                                -----------

EXPENSES:
   Fund accounting and administration fees                                           35,757
   Transfer agent fees and expenses                                                  31,264
   Custody fees                                                                      24,346
   Distribution fees                                                                 22,130
   Investment advisory fees                                                          17,443
   Federal and state registration fees                                               15,879
   Professional fees                                                                  6,847
   Reports to shareholders                                                            3,883
   Trustees' fees and expenses                                                        2,979
   Miscellaneous                                                                     19,423
                                                                                -----------

     Total expenses before waiver and reimbursement of expenses                     179,951

     Less:  Waiver and reimbursement of expenses                                   (105,507)
                                                                                -----------

     Net Expenses                                                                    74,444
                                                                                -----------

   NET INVESTMENT LOSS                                                              (70,917)
                                                                                -----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized loss on investments                                              (1,662,802)
   Net change in unrealized appreciation and depreciation on investments           (692,451)
                                                                                -----------

   Net Loss on Investments                                                       (2,355,253)
                                                                                -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(2,426,170)
                                                                                ===========


                       See notes to financial statements.


6          Nasdaq 100 Index Fund


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                Six Months Ended
                                                   May 31, 2001           Period Ended
                                                   (Unaudited)         November 30, 2000(1)
                                                -------------------------------------------

OPERATIONS:
   Net investment loss                            $    (70,917)          $   (102,024)
   Net realized loss on investments                 (1,662,802)              (216,902)
   Net change in unrealized appreciation
      and depreciation on investments                 (692,451)            (3,267,797)
                                                  ------------           ------------

   Net decrease in net assets resulting
      from operations                               (2,426,170)            (3,586,723)
                                                  ------------           ------------


CAPITAL SHARE TRANSACTIONS (NOTE 3):                 1,222,739             11,908,513
                                                  ------------           ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,203,431)             8,321,790


NET ASSETS:
   Beginning of period                               8,421,790                100,000
                                                  ------------           ------------

   End of period                                  $  7,218,359           $  8,421,790
                                                  ============           ============


(1)  Commenced operations on December 7, 1999.


                       See notes to financial statements.










                                                Nasdaq 100 Index Fund          7


                                   EAGLE FUNDS
                              NASDAQ 100 INDEX FUND
                              FINANCIAL HIGHLIGHTS

                                                        CLASS A SHARES                                 CLASS C SHARES
                                            SIX MONTHS ENDED     DECEMBER 7, 1999 (1)     SIX MONTHS ENDED     DECEMBER 20, 1999 (1)
For a Fund share outstanding                  MAY 31, 2001             THROUGH              MAY 31, 2001              THROUGH
throughout the period                         (UNAUDITED)         NOVEMBER 30, 2000          (UNAUDITED)         NOVEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------



NET ASSET VALUE,
  BEGINNING OF PERIOD                             $7.74                $10.00                   $7.56                $10.39


INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
  Net investment loss                             (0.04)                (0.08)                  (0.07)                (0.11)
  Net realized and unrealized
    losses on investments                         (2.11)                (2.18)                  (2.10)                (2.72)
                                             ------------          ------------            ------------          ------------

  Total from investment operations                (2.15)                (2.26)                  (2.17)                (2.83)
                                             ------------          ------------            ------------          ------------

NET ASSET VALUE, END OF PERIOD                    $5.59                 $7.74                   $5.39                 $7.56
                                             ============          ============            ============          ============

TOTAL RETURN (2)(3)                              (27.68)%              (22.70)%                (28.61)%              (27.33)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                  $3,798,749            $4,250,785              $3,419,610            $4,171,005
  Ratio of expenses to
    average net assets:
          Net of reimbursements (4)                1.75%                 1.75%                   2.50%                 2.50%
          Before reimbursements (4)                4.80%                 6.34%                   5.51%                 6.95%

  Ratio of net investment loss to
    average net assets:
         Net of reimbursements (4)                (1.65)%               (1.63)%                 (2.40)%               (2.39)%
         Before reimbursements (4)                (4.70)%               (6.22)%                 (5.41)%               (6.84)%

  Portfolio turnover rate (2)                        31%                    8%                     31%                    8%


(1)  Commencement of operations
(2)  Not annualized
(3) The total return does not reflect the 2.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized


                       See notes to financial statements.



8          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                            MAY 31, 2001 (UNAUDITED)


NOTE 1 - ORGANIZATION

Eagle Funds (the "Trust") was established on October 4, 1999, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Nasdaq 100 Index Fund (the "Fund") is a separate, non-diversified investment portfolio of the Trust. The Fund has three separate classes: Class A, Class C and Class Y. Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A and Class C shares commenced operations on December 7, 1999 and December 20, 1999, respectively. As of May 31, 2001, Class A and Class C shares are outstanding.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  A. INVESTMENT VALUATION

  A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most recent mean price is used. Money market instruments which will mature in 60 days or less are valued at cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Board of Trustees.

  B. EXPENSES

  Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

  C. FEDERAL INCOME TAXES

  The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.





                                                Nasdaq 100 Index Fund          9

                                   EAGLE FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)


  D. DISTRIBUTIONS TO SHAREHOLDERS

  Dividends, if any, from net investment income, will be declared and paid
quarterly.   Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. Accordingly, at May 31, 2001, the Fund reduced Capital Stock by $70,917 for the current period's net investment loss.

  E. OTHER

  Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.


NOTE 3 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six months ended May 31, 2001 were as follows:

                                                           Shares         Dollars
                                                          --------       ----------
     CLASS A SHARES:

       Shares sold                                         309,358       $1,966,533
       Shares redeemed                                    (179,391)      (1,215,949)
                                                          --------       ----------
         Net increase                                      129,967          750,584
                                                          --------       ----------

     CLASS C SHARES:

       Shares sold                                         189,129        1,209,018
       Shares redeemed                                    (106,888)        (736,863)
                                                          --------       ----------
         Net increase                                       82,241          472,155
                                                          --------       ----------

         Net increase from capital share transactions      212,208       $1,222,739
                                                          ========       ==========






10          Nasdaq 100 Index Fund

                                   EAGLE FUNDS
                  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                            MAY 31, 2001 (UNAUDITED)


NOTE 4 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2001 were $3,382,451 and $2,123,355, respectively. At May 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $12,426,634 were as follows:

     Unrealized appreciation                           $   339,571
     Unrealized depreciation                            (5,519,430)
                                                       ------------

      Net unrealized depreciation on investments       $(5,179,859)
                                                       ============


NOTE 5 - TRANSACTIONS WITH AFFILIATES

The Fund has an agreement with Ranson & Associates, Inc. (the "Adviser" or "Ranson"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Fund will pay the Adviser a monthly fee at an annual rate of 0.50% of the average daily net assets of the Fund. The Adviser has also agreed to voluntarily reduce fees for expenses (exclusive of any distribution or service fees and extraordinary expenses) that exceed 1.50% of average daily net assets of each class of the Fund until November 30, 2001. During the six months ended May 31, 2001, the Adviser waived investment advisory fees of $17,443 and reimbursed the Fund $88,064 for other expenses.

Ranson also serves as distributor of the Fund's shares.   As distributor, Ranson
manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to reimburse Ranson for its costs in connection with these activities, and to compensate authorized dealers, the Fund has adopted a Distribution and Service Plan ("the Plan") pursuant to 12b-1 under the 1940 Act. The Plan allows the Fund to pay distribution fees for the sales of its shares and for services provided to shareholders. Under the Plan, Class A and Class C shares each pay an annual service fee of up to 0.25% of the average daily net assets of the respective class. In addition, Class C shares pay an annual distribution fee of 0.75% of the average daily net assets of such class. During the six months ended May 31, 2001, the Fund incurred distribution expenses of $4,252 and $17,878 for Class A and Class C shares, respectively. As distributor, Ranson received commissions of $9,324 from the sale of Class A shares during the six months ended May 31, 2001. Ranson, as distributor, also received contingent deferred sales charges on redemptions of Class A shares of $8,618 and Class C shares of $6,981 during the six months ended May 31, 2001.



                                     [LOGO]

                            RANSON & ASSOCIATES, INC.



                                               Nasdaq 100 Index Fund          11

                                     [LOGO]

                              Nasdaq 100 Index Fund




                             A SERIES OF EAGLE FUNDS
                                 P. O. BOX 0641
                            MILWAUKEE, WI  53201-0641
                                  877-627-3272











This report is submitted for the general information of shareholders of the Nasdaq 100 Index Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund. The prospectus gives details about charges, investment objectives, risks and operation policies of the Fund. Read the prospectus carefully.